FAIR VALUE MEASUREMENT - Gain (Loss) Recognized in Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ 27,322	$ (12,196)	$ 19,656
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	4,798	(3,738)	$ 19,656
Warrants
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	24,554	(8,887)
Commodity hedge
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	75	(7)
Interest rate swaption
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(4,335)	(107)
Interest rate swap
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ 2,230	$ 543